Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 16 – LEASES

As of June 30, 2025 and December 31, 2024, the Company had the following lease obligations:

	Discount		June 30,	December 31,
	Rate	Maturity	2025	2024
Current	3.0% - 4.5%	2025-2028	€19,822	€32,367
Non-current	3.0% - 4.5%	2026-2028	16,800	3,958
			€36,622	€36,325

Balance - December 31, 2023	€56,066
Lease liability additions from lease modification	41,944
Repayment of Lease liability	(63,996)
Interest expense on lease liabilities	2,311
Balance - December 31, 2024	€36,325
Lease liability additions	42,644
Cancellation of lease	(4,301)
Repayment of Lease liability	(40,488)
Interest expense on lease liabilities	2,442
Balance - June 30, 2025	€36,622

On September 8, 2020, the Company entered into a vehicle lease agreement under a four-year term and monthly lease payment of €527.   The lease expired on September 8, 2024 and was fully paid off.

On June 1, 2022, the Company entered into an office lease agreement under a two-year term extensible for three years upon expiry and monthly lease payment of €3,384 during the first year and €3,492 during the second year. On April 1, 2024, the Company extended the office lease for one additional year starting from June 2024 through May 2025    with a monthly payment of €3,618.

On September 26, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €420.

On November 15, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €417. The lease was cancelled on January 1, 2025. During the six months ended June 30, 2025, the Company recognized gain from cancellation of the lease of €137.

On August 17, 2023, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €572.

On February 2, 2024, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €458.

On April 27, 2024, the Company entered into a vehicle lease agreement under a four-year term and monthly lease payment of €619.

The following table summarizes the maturity of our lease liabilities as of June 30, 2025:

Year Ended December 31,

2025 (excluding 6 months ended June 30, 2025)	€11,080
2026	16,923
2027	7,887
2028	2,476
Total lease payments	38,366
Less: financing cost	(1,744)
Lease liabilities	€36,622

As of June 30, 2025 and December 31, 2024, the Company has right-of-use assets as follows:

Balance - December 31, 2023	€54,935
Additions from lease modification	41,944
Depreciation	(61,568)
Balance - December 31, 2024	€35,311
Additions from lease modification	42,644
Depreciation	(38,250)
Cancellation of lease	(4,164)
Balance - June 30, 2025	€35,541